Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table summarizes compensation values reported in the Summary Compensation Table for our Chief Executive Officer, also known as principal executive officer (“PEO”), and the average of our other NEOs as compared to “compensation actually paid” during the years ended December 31, 2023, 2022, 2021, and 2020. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC's valuation methods for this section differ from those that are required to be applied in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid ("CAP") to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(4)	Adjusted EBITDA (millions)(5)
					TSR	Peer Group TSR(3)
2023	$8,728,635	$9,444,922	$2,285,243	$2,378,593	$73.52	$78.52	$25.34	$128.16
2022	$8,038,004	$5,845,194	$2,065,369	$1,578,025	$71.76	$119.49	($22.80)	$84.40
2021	$9,081,442	$9,581,484	$2,623,371	$1,838,719	$87.32	$145.37	($22.30)	$68.60
2020	$6,922,439	$7,069,638	$2,250,134	$2,516,577	$88.20	$110.56	($143.80)	($13.10)

(1) The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2021	2022	2023
Patrick McClymont	Natasha Fernandes	Natasha Fernandes
Joseph Sparacio	Joseph Sparacio	Daniel Manwaring
Megan Colligan	Megan Colligan	Robert D. Lister
Robert D. Lister	Robert D. Lister	Mark Welton
Mark Welton	Mark Welton

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023
PEO	$(5,499,992)	$6,708,906	$(523,716)	$31,089	$0	$716,287
NEO	$(1,099,966)	$1,034,124	$(36,250)	$195,443	$0	$93,350

Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date.

(3) Represents the total cumulative shareholder return for $100 invested on December 31, 2019 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. IMAX’s 2023 peer group consists of Ambarella, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., fuboTV Inc, Harmonic Inc., Knowles Corporation, Lions Gate Entertainment Corp., The Marcus Corporation, WildBrain Ltd., and Xperi Holding Corporation (the “2023 Peer Group”). IMAX's 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the “2022 Peer Group”). IMAX's 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. IMAX's 2020 peer group consisted of the 2022 Peer Group, Glu Mobile Inc. and Zynga Inc. Avid Technologies, Inc and World Wrestling Entertainment, Inc. were excluded from the 2023 Peer Group, because they were acquired in 2023. Glu Mobile Inc. and Zynga Inc. were excluded from the peer group list, as applicable, because they were acquired in 2021 and 2022, respectively.

(4) The dollar amounts reported represent the amount of net income attributable to common shareholders reflected in the Company’s audited financial statements for the applicable year (U.S. GAAP Net Income).

(5) Based on the Company assessment, Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Adjusted EBITDA is a non-GAAP Financial Measure. See “Non-GAAP Financial Measures” on page 82 for a reconciliation of all non-GAAP measurements to the most directly comparable U.S. GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1) The PEO for the covered years is Richard L. Gelfond. Our non-PEO NEOs for the covered years are as follows:

2021	2022	2023
Patrick McClymont	Natasha Fernandes	Natasha Fernandes
Joseph Sparacio	Joseph Sparacio	Daniel Manwaring
Megan Colligan	Megan Colligan	Robert D. Lister
Robert D. Lister	Robert D. Lister	Mark Welton
Mark Welton	Mark Welton

Peer Group Issuers, Footnote

(3) Represents the total cumulative shareholder return for $100 invested on December 31, 2019 (assuming that all dividends were reinvested) in common shares of the Company against the cumulative total return of the IMAX Peer Group to the end of the most recently completed fiscal year. IMAX’s 2023 peer group consists of Ambarella, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., fuboTV Inc, Harmonic Inc., Knowles Corporation, Lions Gate Entertainment Corp., The Marcus Corporation, WildBrain Ltd., and Xperi Holding Corporation (the “2023 Peer Group”). IMAX's 2022 peer group consisted of Ambarella, Inc., Avid Technologies, Inc., Cinemark Holdings, Inc., Cineplex Inc., Dolby Laboratories, Inc., Harmonic Inc., Lions Gate Entertainment Corp., The Marcus Corporation, and World Wrestling Entertainment, Inc. (the “2022 Peer Group”). IMAX's 2021 peer group consisted of the 2022 Peer Group and Zynga Inc. IMAX's 2020 peer group consisted of the 2022 Peer Group, Glu Mobile Inc. and Zynga Inc. Avid Technologies, Inc and World Wrestling Entertainment, Inc. were excluded from the 2023 Peer Group, because they were acquired in 2023. Glu Mobile Inc. and Zynga Inc. were excluded from the peer group list, as applicable, because they were acquired in 2021 and 2022, respectively.

PEO Total Compensation Amount	$ 8,728,635	$ 8,038,004	$ 9,081,442	$ 6,922,439
PEO Actually Paid Compensation Amount	$ 9,444,922	5,845,194	9,581,484	7,069,638
Adjustment To PEO Compensation, Footnote

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023
PEO	$(5,499,992)	$6,708,906	$(523,716)	$31,089	$0	$716,287
NEO	$(1,099,966)	$1,034,124	$(36,250)	$195,443	$0	$93,350

Non-PEO NEO Average Total Compensation Amount	$ 2,285,243	2,065,369	2,623,371	2,250,134
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,378,593	1,578,025	1,838,719	2,516,577
Adjustment to Non-PEO NEO Compensation Footnote

(2) The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year	Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year	Total Equity Award Adjustments
2023
PEO	$(5,499,992)	$6,708,906	$(523,716)	$31,089	$0	$716,287
NEO	$(1,099,966)	$1,034,124	$(36,250)	$195,443	$0	$93,350

	Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the end of the respective fiscal year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date
Compensation Actually Paid vs. Total Shareholder Return	The following graphs depict the relationship between CAP and IMAX TSR, Peer Group TSR, Adjusted EBITDA, and Net Income. Cap v. IMAX group TSR CAP v. Adjusted EBITDA and GAAP Net income
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 73.52	71.76	87.32	88.2
Peer Group Total Shareholder Return Amount	78.52	119.49	145.37	110.56
Net Income (Loss)	$ 25,340,000	$ (22,800,000)	$ (22,300,000)	$ (143,800,000)
Company Selected Measure Amount	128,160,000	84,400,000	68,600,000	(13,100,000)
PEO Name	Richard L. Gelfond	Richard L. Gelfond	Richard L. Gelfond	Richard L. Gelfond
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Non-GAAP Measure Description

(5) Based on the Company assessment, Adjusted EBITDA is the financial performance measure most closely linked to the calculation of CAP. Adjusted EBITDA is a non-GAAP Financial Measure. See “Non-GAAP Financial Measures” on page 82 for a reconciliation of all non-GAAP measurements to the most directly comparable U.S. GAAP measure and a description of how the non-GAAP numbers are calculated from our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Global Box Office
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Installations
Measure:: 6
Pay vs Performance Disclosure
Name	Signing
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 716,287
PEO | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,499,992)
PEO | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,708,906
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(523,716)
PEO | Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,089
PEO | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		93,350
Non-PEO NEO | Value of Equity Awards Disclosed in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,099,966)
Non-PEO NEO | Year End Value of Equity Awards Granted During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,034,124
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(36,250)
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Years Vesting During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		195,443
Non-PEO NEO | Value of Awards Granted in Prior Years that Fail to Meet Applicable Vesting Conditions During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0